UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05586

Exact name of registrant as specified in charter:	Oppenheimer Rochester California Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:
303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2017-06/30/2018

Item 1.

FORM N-PX

ICA File Number:  811-05586

Registrant Name:  Oppenheimer Rochester California Municipal Fund

Reporting Period:  07/01/2017 - 06/30/2018

Oppenheimer Rochester California Municipal Fund

CALEXICO CALIFORNIA COMMUNITY FACILITIES DISTRICT NO 2005-1 SPECIAL TAX Meeting Date: JAN 05, 2018 Record Date: OCT 30, 2017 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 129515AM4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent To A Sale Of Each Property For Less Than The Amount Of Its Respective Current Full Debt As Fully Described In The Request For Consent. (for = Consent, Against= Object).	Management	None	For

CALEXICO CALIFORNIA COMMUNITY FACILITIES DISTRICT NO 2005-1 SPECIAL TAX Meeting Date: JAN 05, 2018 Record Date: OCT 30, 2017 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 129515AR3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent To A Sale Of Each Property For Less Than The Amount Of Its Respective Current Full Debt As Fully Described In The Request For Consent. (for = Consent, Against= Object).	Management	None	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester California Municipal Fund

By:	Arthur P. Steinmetz*

Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 20, 2018

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact